CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - EUR (€) € in Millions	Share capital	Retained earnings	Cumulative currency translation differences	Other reserves	Treasury shares	Interim dividend	Net profit (loss) for the year	Total	Non-controlling interests	Total
Balance at Dec. 31, 2016	€ 4,005	€ 40,367	€ 10,319	€ 1,832	€ (581)	€ (1,441)	€ (1,464)	€ 53,037	€ 49	€ 53,086
Statement
Net profit for the year							3,374	3,374	3	3,377
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect				(4)				(4)		(4)
Other comprehensive income that will not be reclassified to profit or loss, net of tax				(4)				(4)		(4)
Items that may be reclassified to profit or loss in later periods
Currency translation differences			(5,575)	2				(5,573)		(5,573)
Change in the fair value of other available-for-sale financial instruments net of tax effect				(4)				(4)		(4)
Change in the fair value of cash flow hedge derivatives net of tax effect				(6)				(6)		(6)
Share of "Other comprehensive income (loss)" on equity-accounted investments				69				69		69
Other comprehensive income that will be reclassified to profit or loss, net of tax			(5,575)	61				(5,514)		(5,514)
Total comprehensive income (loss) of the year			(5,575)	57			3,374	(2,144)	3	(2,141)
Transactions with shareholders
Dividend distribution of Eni SpA						1,441	(2,881)	(1,440)		(1,440)
Interim dividend distribution of Eni SpA						(1,441)		(1,441)		(1,441)
Dividend distribution of other companies									(3)	(3)
Allocation of net income (loss)		(4,345)					4,345
Transactions with shareholders		(4,345)					1,464	(2,881)	(3)	(2,884)
Other changes in shareholders' equity
Other changes		(56)	74					18		18
Other changes in shareholders' equity		(56)	74					18		18
Balance at Dec. 31, 2017	4,005	35,966	4,818	1,889	(581)	(1,441)	3,374	48,030	49	48,079
Changes in accounting policies at Dec. 31, 2017		245						245		245
Balance at Dec. 31, 2017	4,005	36,211	4,818	1,889	(581)	(1,441)	3,374	48,275	49	48,324
Statement
Net profit for the year							4,126	4,126	11	4,137
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect				(17)				(17)		(17)
Change of minor investments measured at fair value with effects recognised in OCI				15				15		15
Other comprehensive income that will not be reclassified to profit or loss, net of tax				(2)				(2)		(2)
Items that may be reclassified to profit or loss in later periods
Currency translation differences			1,787					1,787		1,787
Change in the fair value of cash flow hedge derivatives net of tax effect				(185)				(185)		(185)
Share of "Other comprehensive income (loss)" on equity-accounted investments				(24)				(24)		(24)
Other comprehensive income that will be reclassified to profit or loss, net of tax			1,787	(209)				1,578		1,578
Total comprehensive income (loss) of the year			1,787	(211)			4,126	5,702	11	5,713
Transactions with shareholders
Dividend distribution of Eni SpA						1,441	(2,881)	(1,440)		(1,440)
Interim dividend distribution of Eni SpA						(1,513)		(1,513)		(1,513)
Dividend distribution of other companies									(3)	(3)
Allocation of net income (loss)		493					(493)
Transactions with shareholders		493				(72)	(3,374)	(2,953)	(3)	(2,956)
Other changes in shareholders' equity
Long-term share-based incentive plan		5						5		5
Other changes		(7)		(6)				(13)		(13)
Other changes in shareholders' equity		(2)		(6)				(8)		(8)
Balance at Dec. 31, 2018	4,005	36,702	6,605	1,672	(581)	(1,513)	4,126	51,016	57	51,073
Changes in accounting policies at Dec. 31, 2018		(4)						(4)		(4)
Balance at Dec. 31, 2018	4,005	36,698	6,605	1,672	(581)	(1,513)	4,126	51,012	57	51,069
Statement
Net profit for the year							148	148	7	155
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect				(37)				(37)		(37)
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements				(7)				(7)		(7)
Change of minor investments measured at fair value with effects recognised in OCI				(3)				(3)		(3)
Other comprehensive income that will not be reclassified to profit or loss, net of tax				(47)				(47)		(47)
Items that may be reclassified to profit or loss in later periods
Currency translation differences			604					604		604
Change in the fair value of cash flow hedge derivatives net of tax effect				(482)				(482)		(482)
Share of "Other comprehensive income (loss)" on equity-accounted investments				(6)				(6)		(6)
Other comprehensive income that will be reclassified to profit or loss, net of tax			604	(488)				116		116
Total comprehensive income (loss) of the year			604	(535)			148	217	7	224
Transactions with shareholders
Dividend distribution of Eni SpA						1,513	(2,989)	(1,476)		(1,476)
Interim dividend distribution of Eni SpA						(1,542)		(1,542)		(1,542)
Dividend distribution of other companies									(4)	(4)
Allocation of net income (loss)		1,137					(1,137)
Reimbursements to minority shareholders									(1)	(1)
Acquisition of treasury shares		(400)		400	(400)			(400)		(400)
Transactions with shareholders		737		400	(400)	(29)	(4,126)	(3,418)	(5)	(3,423)
Other changes in shareholders' equity
Long-term share-based incentive plan		9						9		9
Other changes		(8)		27				19	2	21
Other changes in shareholders' equity		1		27				28	2	30
Balance at Dec. 31, 2019	€ 4,005	€ 37,436	€ 7,209	€ 1,564	€ (981)	€ (1,542)	€ 148	€ 47,839	€ 61	€ 47,900